Cover Page	Mar. 11, 2026
Document Information [Line Items]
Entity Registrant Name	STRYKER CORP
Amendment Flag	true
Entity Central Index Key	0000310764
Document Type	8-K/A
Document Period End Date	Mar. 11, 2026
Entity File Number	001-13149
Entity Tax Identification Number	38-1239739
Entity Address, Address Line One	1941 Stryker Way
Entity Address, City or Town	Portage
Entity Address, State or Province	MI
Entity Incorporation, State or Country Code	MI
Entity Address, Postal Zip Code	49002
City Area Code	269
Local Phone Number	385-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Explanatory Note This Amendment No.1 (the “Amendment”) amends the Current Report on Form 8-K filed by Stryker Corporation (the “Company”) with the Securities and Exchange Commission (the “SEC”) on March 11, 2026 (the March 11, 2026, 8-K referred hereinto as the “Original Report”).
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.10 Par Value
Trading Symbol	SYK
Security Exchange Name	NYSE
Senior Unsecured Notes 2.125 Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2027
Trading Symbol	SYK27
Security Exchange Name	NYSE
Senior Unsecured Notes 3.375 Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2028
Trading Symbol	SYK28
Security Exchange Name	NYSE
Senior Unsecured Notes 0.750 Due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2029
Trading Symbol	SYK29
Security Exchange Name	NYSE
Senior Unsecured Notes 2.625 Due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2030
Trading Symbol	SYK30
Security Exchange Name	NYSE
Senior Unsecured Notes 1.000 Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2031
Trading Symbol	SYK31
Security Exchange Name	NYSE
Senior Unsecured Notes 3.375 Due 2032 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2032
Trading Symbol	SYK32
Security Exchange Name	NYSE
Senior Unsecured Notes 3.625 Due 2036 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.625% Notes due 2036
Trading Symbol	SYK36
Security Exchange Name	NYSE